Other income	12 Months Ended
Dec. 31, 2025
Other income.
Other income

9.Other income

	2025	2024(a)	2023(a)
	$'m	$'m	$'m

Gain on disposal of subsidiary (note 31)	177.7	83.8	—
Other income	1.5	1.9	0.1
Insurance claims	0.4	0.1	0.3
	179.6	85.8	0.4

(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.